SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands, $ in Thousands							3 Months Ended		9 Months Ended	12 Months Ended
	Aug. 04, 2026 $ / shares	Jul. 31, 2026 USD ($)	Jul. 31, 2026 AUD ($)	Jun. 09, 2026 USD ($)	Nov. 18, 2025 USD ($) executive $ / shares shares	Feb. 20, 2024 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Jun. 30, 2026 USD ($)	Sep. 30, 2025 USD ($) executive dividend $ / shares shares	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jul. 31, 2026 AUD ($)
Subsequent Event [Line Items]
Number of quarterly dividends | dividend										3
Common stock, dividends declared (in dollars per share) | $ / shares					$ 0.22
Accumulated other comprehensive income (loss), foreign currency translation adjustment, net of tax										$ (6,569)	$ 10,137
Acquisition costs										8,945
Restructuring charges											41,309	$ 92,468
Provision (benefit) on income taxes of discontinued operations										13,264	256	(42,880)
Repayments of Long-term Debt										178,524	167,367	158,017
Stock repurchase program, remaining authorized repurchase amount										$ 298,013
Stock repurchased during period (in shares) | shares						1,500,000				1,897,182
Stock repurchased during period						$ 98,250				$ 134,680
Shares acquired, average cost per share (in dollars per share) | $ / shares						$ 65.50				$ 70.99
Excise tax price										$ 1,329
Consumer And Professional Products
Subsequent Event [Line Items]
Restructuring charges											41,309	92,468
Non-cash charges								$ 19,867			23,763	58,932
Payments for restructuring											17,546	33,536
Consumer And Professional Products | Personnel related costs
Subsequent Event [Line Items]
Payments for restructuring								6,046			$ 5,856	16,772
Consumer And Professional Products | Intangible Asset Impairments
Subsequent Event [Line Items]
Non-cash charges								6,609
Consumer And Professional Products | Inventory Write-down
Subsequent Event [Line Items]
Non-cash charges								5,925
Global Sourcing Strategy Expansion | Consumer And Professional Products
Subsequent Event [Line Items]
Restructuring charges								25,913
Global Sourcing Strategy Expansion | Consumer And Professional Products | Fixed Asset Write-down Charges
Subsequent Event [Line Items]
Non-cash charges								$ 7,333
O 2026 Q1 Dividends
Subsequent Event [Line Items]
Common stock, dividends declared (in dollars per share) | $ / shares										$ 0.22
O 2026 Q2 Dividends
Subsequent Event [Line Items]
Common stock, dividends declared (in dollars per share) | $ / shares										0.22
O 2026 Q3 Dividends
Subsequent Event [Line Items]
Common stock, dividends declared (in dollars per share) | $ / shares										$ 0.22
O 2026 Q4 Dividends
Subsequent Event [Line Items]
Common stock, dividends declared (in dollars per share) | $ / shares	$ 0.22
Australian Dollar Contracts | Designated as hedging instrument
Subsequent Event [Line Items]
Derivative, notional amount										$ 290,000
Contracts weighted average rate price (in dollars per share) | $ / shares										$ 0.70
Accumulated other comprehensive income (loss), foreign currency translation adjustment, before tax										$ 2,795
Term Loan B due 2029 | Term Loan
Subsequent Event [Line Items]
Debt instrument, periodic payment, principal									$ 2,000
Repayments of debt												325,000	$ 325,000
Write of unamortized debt issuance costs									3,268
Write off of deferred debt issuance cost, original issuer discount									361			$ 51	$ 721
Principal repayments of long term debt									6,000
Repayments of Long-term Debt									443,000
Discontinued Operations, Disposed of by Sale | AMES North America
Subsequent Event [Line Items]
Proceeds from organization of joint venture				$ 100,000
Notes issued				161,100
Equity method investments				$ 118,600
PIK interest rate				10.00%
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax										$ 26,603
Discontinued Operations, Disposed of by Sale | AMES’ U.S., Canada, Australia, and U.K
Subsequent Event [Line Items]
Provision (benefit) on income taxes of discontinued operations									$ (4,092)
Discontinued Operations, Held-for-sale | AMES Australasia business
Subsequent Event [Line Items]
Proceeds from organization of joint venture		$ 180,910	$ 258,000
Notes issued		48,593	$ 69,300
Equity method investments		20,896												$ 29,800
Equity method investment, realized gain		123,000
Equity method investment, realized gain, net of tax		$ 112,000
Veritage Brands | Discontinued Operations, Disposed of by Sale | AMES North America
Subsequent Event [Line Items]
Equity method investment, ownership percentage				43.00%
Veritage Brands | Discontinued Operations, Disposed of by Sale | AMES North America | ONCAP Management Partners, L.P.
Subsequent Event [Line Items]
Equity method investment, ownership percentage				57.00%
Griffon Joint Venture | Discontinued Operations, Held-for-sale | AMES Australasia business
Subsequent Event [Line Items]
Equity method investment, ownership percentage		49.00%												49.00%
Griffon Joint Venture | Discontinued Operations, Held-for-sale | AMES Australasia business | Investment Group, including AMES Australasia Management
Subsequent Event [Line Items]
Equity method investment, ownership percentage		51.00%												51.00%
Restricted Stock and Restricted Stock Units
Subsequent Event [Line Items]
Instruments grants in period (in shares) | shares										579,858
Share-based payment award, award vesting period										3 years
Equity instruments other than options, granted in period, fair value					$ 15,073
Granted (in dollars per share) | $ / shares					$ 85.09
Restricted Stock and Restricted Stock Units | Director
Subsequent Event [Line Items]
Instruments grants in period (in shares) | shares										15,940
Share-based payment award, award vesting period										1 year
Equity instruments other than options, granted in period, fair value										$ 1,100
Granted (in dollars per share) | $ / shares										$ 69.03
Restricted Stock and Restricted Stock Units, Subject To Performance Conditions
Subsequent Event [Line Items]
Instruments grants in period (in shares) | shares					147,141
Restricted Stock and Restricted Stock Units, Subject To Performance Conditions | Executive Officer and Key Employees
Subsequent Event [Line Items]
Number of recipients of stock-based compensation award | executive					29
Equity instruments other than options, granted in period, fair value					$ 9,855
Granted (in dollars per share) | $ / shares					$ 66.86
Restricted Stock and Restricted Stock Units, Subject To Performance Conditions | Director
Subsequent Event [Line Items]
Instruments grants in period (in shares) | shares								13,400
Equity instruments other than options, granted in period, fair value								$ 1,200
Granted (in dollars per share) | $ / shares								$ 89.52
Restricted Stock and Restricted Stock Units, Subject To Performance Conditions | Executive Officer
Subsequent Event [Line Items]
Instruments grants in period (in shares) | shares							5,401
Equity instruments other than options, granted in period, fair value							$ 500
Granted (in dollars per share) | $ / shares							$ 92.58
Restricted Stock, Subject to Performance Conditions | Executive Officer and Key Employees
Subsequent Event [Line Items]
Instruments grants in period (in shares) | shares										137,479
Restricted Stock, Subject to Performance Conditions | Senior Executives
Subsequent Event [Line Items]
Instruments grants in period (in shares) | shares					531,456					436,947
Number of recipients of stock-based compensation award | executive					4					4
Share-based payment award, award vesting period					36 months					36 months
Equity instruments other than options, granted in period, fair value										$ 12,372
Granted (in dollars per share) | $ / shares										$ 84.95
Post-vesting holding period					2 years					2 years
Target number of shares to be vested if performance condition is attained (in shares) | shares					177,152
Restricted Stock, Subject to Performance Conditions | Senior Executives | Minimum
Subsequent Event [Line Items]
Number of shares to be vested if performance condition is attained (in shares) | shares					88,578					72,827
Target number of shares to be vested if performance condition is attained (in shares) | shares										145,649
Restricted Stock, Subject to Performance Conditions | Senior Executives | Maximum
Subsequent Event [Line Items]
Number of shares to be vested if performance condition is attained (in shares) | shares					531,456					436,947
Restricted Stock, Subject to Performance Conditions | Executives and Key Employees
Subsequent Event [Line Items]
Share-based payment award, award vesting period					36 months
Restricted Stock, Subject to Performance Conditions | Director
Subsequent Event [Line Items]
Share-based payment award, award vesting period								1 year
Restricted Stock, Subject to Performance Conditions | Executive Officer
Subsequent Event [Line Items]
Share-based payment award, award vesting period							60 months